Expenses by nature	6 Months Ended
Jun. 30, 2024
Expenses by nature
Expenses by nature

7.Expenses by nature

	For the six months ended June 30,
(Euro thousands)	2024	2023
Personnel costs	80,688	91,602
Raw materials, consumables and finished goods used	50,419	63,632
Changes in inventories of finished goods and work in progress	4,276	2,882
Depreciation and amortization	22,456	21,518
Freight and selling expenses	21,446	21,362
Professional service fees	17,292	25,704
Advertising and marketing expenses	14,326	17,100
Lease expenses	12,549	13,824
Office expenses	3,010	2,977
Taxes and surcharges	2,601	1,796
Studies and research expenses	2,388	3,789
Travel expenses	1,651	2,631
Reversal of provisions and impairment	(2,220)	(3,241)
Fair value changes on warrants	(2,851)	972
Net foreign exchange (gains) / losses	(3,353)	8,486
Other	6,119	9,153
Total expenses	230,797	284,187